Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 21,148		$ 5,298